PERSONNEL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries	$ 1,419	$ 659	$ 689
Employer contributions	49	51	54
Short-term employee benefits	70	18	16
Stock-based compensation	2,227	1,417	3,011
Total	$ 3,765	$ 2,145	$ 3,770